Eaton Vance Management

Two International Place

Boston, MA  02110

(617)482-8260

www.eatonvance.com

June 15, 2012

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Attention:  Office of Filings, Information & Consumer Services

Re:

Form N-1A Filing for Eaton Vance Series Fund, Inc. (the “Corporation”)

and its series Eaton Vance Institutional Emerging Markets Local Debt Fund (the “Fund”)

(1940 Act File No. 811-22714)

Ladies and Gentlemen:

On behalf of the Corporation, transmitted herewith pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rule 402 thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules promulgated pursuant to Section 8(b) thereunder, (3) the General Instructions to Form N-1A, and (4) Rules 101 and 102 under Regulation S-T, is the Corporation’s Registration Statement on Form N-1A (the “Registration Statement”), including a prospectus and statement of additional information (“SAI”) for the Fund, and exhibits.  Pursuant to General Instruction B of Form N-1A, no filing fees are required to be paid prior to or at the time of filing the Registration Statement.

Pursuant to Rule 302 under Regulation S-T, the Corporation will maintain the manually signed Registration Statement at its principal offices.  A Notification of Registration on Form N-8A was filed immediately prior to the filing of the Registration Statement.

Prior to the anticipated August 31, 2012 effectiveness of the Registration Statement under the 1933 Act, the Corporation will file by amendment financial statements and all remaining related exhibits.

If you have any questions or comments concerning the enclosed Registration Statement, please contact the undersigned at (617) 672-8507.

Very truly yours,

/s/ David D. Barr

David D. Barr, Esq.

Vice President